Income Taxes - Schedule of reconciliation between effective income tax rate and PRC statutory income tax rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation between the statutory EIT rate and the effective tax rate
PRC Statutory income tax rates	25.00%	25.00%	25.00%
Change in valuation allowance	24.10%	(20.30%)	(16.00%)
R&D expenses super-deduction	3.60%	(2.90%)	(4.30%)
Non-deductible expenses and non-taxable income incurred	(48.50%)	0.40%	(1.10%)
Difference in EIT rates of certain subsidiaries	0.70%	0.10%	(0.30%)
Effect of preferential income tax rates	(6.30%)	(1.90%)	(3.40%)
Total	(1.40%)	0.40%	(0.10%)